Debt - Term Loan Facility (Details) - Term B Loan - Line of Credit	Feb. 21, 2025 USD ($)
Debt Instrument [Line Items]
Repayment percentage of principal	0.25%
Debt issuance costs	$ 54,000,000
SOFR
Debt Instrument [Line Items]
Variable interest rate	3.00%
Base Rate
Debt Instrument [Line Items]
Variable interest rate	2.00%